Fair Value Measurements - Measurement Inputs (Details) - Level 3 - Forward Contracts	Sep. 30, 2022 year $ / shares	Aug. 09, 2022 year $ / shares
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	10.30	10.30
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	2.05	8.28
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.420	0.700
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input | year	0.25	0.25
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.029	0.027
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0	0